GOODWILL AND OTHER INTANGIBLE ASSETS (FY) (Tables) - Intermex Holdings, Inc. and Subsidiaries [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Gross Carrying Amounts and Accumulated Amortization for Goodwill and Other Intangible Assets
The following table presents the changes in goodwill and other intangible assets:

	Successor Company
	Goodwill	Other Intangibles
Balance at January 1, 2018	$36,259,666	$48,741,032
Amortization expense	-	(6,237,100)
Balance at June 30, 2018	$36,259,666	$42,503,932

The gross carrying amount and accumulated amortization at December 31 for goodwill and other intangible assets are as follows:

	Successor Company 2017	Predecessor Company 2016
		As Restated
Indefinite lives:
Goodwill	$36,259,666	$—
Trade name	—	5,300,000
Total indefinite lives	36,259,666	5,300,000
Amortizable:
Agent relationships	40,500,000	29,200,000
Trade name	15,500,000
Developed technology	6,600,000	—
Other intangibles	699,689	1,430,224
Accumulated amortization expense	(14,558,657)	(29,582,590)
Net amortizable intangibles	48,741,032	1,047,634
Total goodwill and other intangible assets	$85,000,698	$6,347,634

Changes in Goodwill and Other Intangible Assets
The following table presents the changes in goodwill and other intangible assets:

	Goodwill	Other Intangibles
Predecessor Company
Balance at December 31, 2014, as restated	$—	$8,119,749
Amortization expense, as restated	—	(1,184,897)
Effect of exchange rate changes	—	(1,067)
Balance at December 31, 2015, as restated	$—	$6,933,785
Acquisition of agent locations	—	342,876
Amortization expense, as restated	—	(928,945)
Effect of exchange rate changes	—	(82)
Balance at December 31, 2016, as restated	$—	$6,347,634
Amortization expense	—	(230,663)
Balance at January 31, 2017	$—	$6,116,971

	Goodwill	Other Intangibles
Successor Company
Balance at February 1, 2017	$36,259,666	$62,660,000
Acquisition of agent locations	—	639,689
Amortization expense	—	(14,558,657)
Balance at December 31, 2017	$36,259,666	$48,741,032

Amortization Expense Related to Intangible Assets
Amortization expense related to intangible assets for the next five years and thereafter is as follows for the Successor Company:

2018	$12,458,705
2019	9,320,428
2020	6,902,482
2021	5,112,601
2022	3,952,547
Thereafter	10,994,269
$48,741,032